EQUITY - Conversion Price Adjustment for November 2021 Preferred Shares (Details)		1 Months Ended	9 Months Ended
	Apr. 06, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Dec. 31, 2022 shares	Aug. 09, 2022 $ / shares shares	Mar. 31, 2022 shares	Nov. 10, 2021 $ / shares	Nov. 07, 2021 $ / shares	Mar. 31, 2021 shares
EQUITY
Floor Price | $ / shares		$ 0.41
Threshold percentage on closing bid price		85.00%
Reverse stock split	0.1
Exercise price of warrants | $ / shares		$ 0.82
Number of shares issued upon conversion | shares		1,496,125
Private Placement
EQUITY
Initial conversion price | $ / shares	$ 4.10			$ 2.00
Number of common stock that are available to be issued upon conversion of the Preferred Shares | shares	1,092,683			2,240,000
Threshold percentage on closing bid price						85.00%
Reverse stock split	0.1
Exercise price of warrants | $ / shares		$ 4.1				$ 8.2	$ 6.8
Series A Convertible Preferred Stock
EQUITY
Preferred stock, shares outstanding | shares			1,741		5,000			0
Number of shares converted | shares		520	3,259
Number of shares issued upon conversion | shares		126,831	870,706
Series A Convertible Preferred Stock | Private Placement
EQUITY
Initial conversion price | $ / shares		$ 0.68